Notes Payable (Details Narrative) - USD ($)		1 Months Ended						3 Months Ended		12 Months Ended
	Aug. 03, 2017	Mar. 31, 2018	Aug. 31, 2017	Jun. 30, 2017	May 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Accretion of interest								$ 994,463	$ 163,081	$ 1,579,807	$ 50,749
Units issued conversion of 2016 notes
Payment of secured notes			$ (120,000)							$ (120,000)
Warrant [Member]
Warrant exercise price		$ 0.0825						$ 0.0825		$ 0.0825
Shares reserved for future issuance upon exercise of warrants										49,477,380
Common Stock
Acquisition of AEPP, Shares										31,765,903
Units issued conversion of 2016 notes
Series A Preferred Stock [Member]
Warrant exercise price		0.0825						0.0825
Shares reserved for future issuance upon exercise of warrants										49,477,380
Series A Preferred Stock [Member] | Warrant [Member]
Warrants exercised											2,333,340
Warrants issued to acquire preferred shares											2,666,700
Warrant exercise price							$ 0.0825				$ 0.0825
August Secured Notes [Member]
Principal amount	$ 4,190,463									$ 4,190,463
Warrant exercise price		$ 0.075						$ 0.075		$ 0.075
Interest expenses		$ 1,099,224								$ 1,001,872
Accretion of interest		994,463								827,270
Aggregated purchase price	3,561,894									3,561,894
Debt outstanding balance	1,561,894
Cash proceeds	$ 2,000,000									2,000,000
Value of warrants issued		$ 1,194,934						$ 1,194,934		$ 1,194,934
Term of warrant										5 years
Cash offering cost										$ 277,289
Interest rate										10.00%
Description for payment of interest										The August Notes bear interest at a rate of 10% per annum, payable quarterly on November 1, 2017, February 1, 2018, and May 1, 2018 and thereafter, on a monthly basis until maturity. The interest is payable in cash or, at the option of the Company, subject to compliance with certain strict volume and price conditions, in fully tradable Common Stock at a 25% discount to the average of the five lowest closing bid prices for the 20 trading days prior to the interest payment date
Description for redemption of notes										The final maturity of the August Notes is November 1, 2018, but commencing on May 1, 2018 and on the first day of each month thereafter until maturity, we are required to redeem an amount of the 2017 Notes equal to 1/7th of the original principal amount, plus 10% of such monthly redemption amount as a bonus
Description for principal payment of notes										The principal payments shall be made in cash or, subject to the satisfaction of with certain strict volume and price conditions, in Common Stock valued at a 25% discount to the average of the five lowest closing bid prices for the 20 trading days prior to the amortization date
Terms of conversion feature										The August Notes are convertible at the option of the holders at a conversion price equal to $0.0545 per share.
Mandatory conversion, description										In the event of a closing of an $8 million financing in connection with a change in listing of the Common Stock to Nasdaq or the NYSE, the August Notes shall be subject to mandatory conversion into Common Stock at a 30% discount to the offering price. We are required to offer to prepay in cash the aggregate principal amount of the August Notes at 120% of the principal amount thereof plus any unpaid accrued interest to the date of repayment
Amount of financing facility closed										$ 8,000,000
Closing market price										$ 0.109
Beneficial conversion feature										$ 1,822,000
Offering cost										$ 544,711
Percentage of bonus due at maturity										10.00%
Shares underlying Notes and Warrants not registered for resale										95,139,042
Convertible Notes verbally damages agreements Description										As of December 31, 2017, such amount claimed by the holders equals 18% of the related Notes, or $522,349, and accrued interest at 24% per annum of $6,068.
August Secured Notes [Member] | Warrant [Member]
Common Stock price per share		$ 0.0825						$ 0.0825		$ 0.0825
Warrant exercise price		$ 0.09						$ 0.09		$ 0.09
Shares reserved for future issuance upon exercise of warrants		17,608,280						17,608,280		17,608,280
Class of warrants or rights issued		55,872,837						55,872,837		55,872,837
August Secured Notes [Member] | Warrant [Member] | Placement agent [Member]
Warrant exercise price		$ 0.09						$ 0.09		$ 0.09
Shares reserved for future issuance upon exercise of warrants		5,587,284						5,587,284		5,587,284
Value of warrants issued		$ 267,422						$ 267,422		$ 267,422
Term of warrant								5 years		5 years
Cash offering cost								$ 164,800		$ 164,800
Share price		$ 0.109						$ 0.109		$ 0.109
Volatility rate, description

Because of the limited trading history of Oncolix Common Stock, we continue to use 40% as an estimate of volatility rather than use the historical trading activity of the pre-merger shell (with a volatility of less than 10%).

										Because of the limited trading history of Oncolix Common Stock, we continue to use 40% as an estimate of volatility rather than use the historical trading activity of the pre-merger AEPP.
August Secured Notes [Member] | Series A Preferred Stock [Member] | Warrant [Member]
Warrants issued to acquire preferred shares											2,333,340
Warrant exercise price							$ 0.0825				$ 0.0825
July Secured Notes [Member]
Principal amount								$ 160,000		$ 160,000
Common Stock price per share										$ 0.0825
Warrant exercise date								Jul. 31, 2022
Interest expenses										$ 103,914
Accretion of interest										$ 87,914
Shares reserved for future issuance upon exercise of warrants										3,200,000
2017 Notes [Member]
Principal amount										$ 1,320,621
Acquisition of AEPP, Shares										1,580,000
Proceeds From Warrant Exercises										$ 389,421
Debt Instrument Description

The maturity of the 2017 Notes was extended to November 2018. At maturity, if we had not offered the noteholders an option to exchange the 2017 Notes for equity securities in an offering with at least $5 million in gross proceeds, each noteholder would also receive an additional payment equal to 20% of the principal of the 2017 Note. The discount attributable to the value of the warrants, the 20% premium, and an additional discount related to the fees and expenses of the issuance of the notes of $197,389 were being accreted as additional interest expense over the life of the notes.

Common Stock price per share										$ 0.0825
Interest expenses									116,202	$ 646,208
Accretion of interest									$ 102,844	586,810
Units issued conversion of 2016 notes										1,185,000
Fees paid to placement agent										$ 103,500
2017 Notes [Member] | Common Stock
Acquisition of AEPP, Shares				447,420		177,980				17,608,280
Common Stock price per share										$ 0.075
Cash expenses										$ 93,889
2016 Secured Notes [Member]
Units sold of secured note payable									10.00%		10.00%
Principal amount						$ 100,000	$ 200,000
Maturities Date of notes range start									Mar. 01, 2017		Mar. 01, 2017
Maturities Date of notes range end									May 31, 2017		May 31, 2017
Proceeds From Warrant Exercises									$ 41,365		$ 41,365
Debt Instrument Description

Upon maturity, if the noteholders were not offered an option to convert the notes into a new equity offering by the Company, the noteholder was also entitled to receive an additional 20% of the principal amount of the 2016 Notes. The discount attributable to the value of the warrants, the 20% premium, and an additional discount related to the fees and expenses of the issuance of the 2016 Notes of $16,000 was accreted as additional interest expense over the life of the notes.

Upon maturity, if the noteholders were not offered an option to convert the notes into a new equity offering by the Company, the noteholder was also entitled to receive an additional 20% of the principal amount of the 2016 Notes. The discount attributable to the value of the warrants, the 20% premium, and an additional discount related to the fees and expenses of the issuance of the 2016 Notes of $16,000 was accreted as additional interest expense over the life of the notes.

Common Stock price per share							$ 0.075				$ 0.075
Increase in the interest rate						18.00%
Warrant exercise price					$ 0.0825	$ 0.0825			$ 0.0825
Warrant exercise date									Jan. 31, 2022
Additional interest expense					$ (11,435)	$ (8,465)
Interest expenses								$ 0	$ 65,192	89,222	$ 55,912
Accretion of interest								$ 0	$ 60,235	$ 77,814	$ 50,749
2016 Secured Notes [Member] | Series A Preferred Stock [Member]
Acquisition of AEPP, Shares					500,000	500,000
Warrants exercised			2,333,340
Warrants issued to acquire preferred shares							2,666,700
Preferred Stock per share							$ 0.0825				$ 0.0825
Warrant exercise date					May 12, 2022	Mar. 14, 2022
Class of warrants or rights issued			899,604